Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds [Member] - Mexican Government [Member] - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Balance as of the beginning of the year	$ 129,549,519	$ 0
Promissory notes value at the beginning of the exchange as of November 19, 2020	0	128,656,192
Financial income from the Exchange of promissory notes to Bonds	0	130,419
Initial value of Government Bonds	129,549,519	128,786,611
Government Bonds collected	(15,788,696)
Accrued interests	7,094,180	2,103,099
Interests received from bonds	(7,126,559)	(817,270)
Impact of the valuation of bonds in UDIS	459,149	(505,339)
Amortized cost	(3,336,781)	0
Reversal (Impairment) of bonds	4,544	(17,582)
Balance at the end of the year	$ 110,855,356	$ 129,549,519